OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Other Current Liabilities [Abstract]
Schedule of other current liabilities
	At December 31,
	2018	2019
	Thousand US$	Thousand US$
Financial liabilities designated as fair value through profit or loss
Transaction (a)	121,940	—
Transaction (Note 32(b))	8,383	—
As at December 31	130,323	—

Schedule of movement of other current liabilities

The movement of the balance is as follows:

	At December 31,
	2018	2019
	Thousand US$	Thousand US$
Financial liabilities designated as fair value through profit or loss
As at January 1,	120,820	121,940
Fair value effect during the year	16,605	—
Repayment of principal interest paid back for distribution	(18,200)	(121,940)
Exchange difference	2,715
As at December 31, (Note a)	121,940	—